Income Tax/Deferred Tax - Summary of Reconciliation of Income Tax Charged to Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income Before Income Tax for the Year	$ 544,821,641	$ 201,303,683	$ 288,879,118
Current Tax Rate	35.00%	35.00%	35.00%
Income for the Year at Tax Rate	$ (190,687,574)	$ (70,456,289)	$ (101,107,691)
Income for Equity Instruments	1,025,496	(480,926)	(274,203)
Untaxed Income	7,427,467	86,624	1,229,453
Donations and Other Non-deductible Expenses	(637,849)	(81,075)	(29,973)
Other	(7,248,363)	(4,007,709)	1,421,215
Inflation effect	(376,659,710)	(252,956,569)	(168,086,175)
Tax Adjustment	0	0	2,691,141
Tax inflation adjustment	360,673,706	274,858,560	164,400,746
Current Income Tax	(294,728,679)	(51,251,420)	(78,655,003)
Deferred Tax Charge	158,829,499	9,804,586	(25,869,956)
Update of the charge tax for inflation effects	(71,622,680)	(10,181,079)	(5,050,214)
Tax Return adjustment from previous fiscal year	1,415,033	(1,409,471)	9,819,686
Total Income Tax Charge for the Year	$ (206,106,827)	$ (53,037,384)	$ (99,755,487)